CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts payable and accrued expenses related party	$ 410,833	$ 334,000
Note payable discount	0	47,671
Discount	$ 362,004	$ 0
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, authorized	100,000,000,000	100,000,000,000
Common stock, issued	256,674,458	16,536,351
Common stock, outstanding	256,674,458	16,536,351
Treasury stock	1,040	1,040
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, authorized	20,000,000	20,000,000
Preferred stock, issued	45,000	45,000
Preferred stock, outstanding	45,000	45,000
Series C Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, authorized	10,000	10,000
Preferred stock, issued	700	700
Preferred stock, outstanding	700	700
Series D Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, authorized	100,000	100,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Series G Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, authorized	2,000,000	2,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Series H Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, authorized	40,000	40,000
Preferred stock, issued	20,000	20,000
Preferred stock, outstanding	20,000	20,000